Nature of business and organization	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Nature of business and organization

Note 1 — Nature of business and organization

MicroAlgo Inc. (“MicroAlgo” or the “Company”) (f/k/a Venus Acquisition Corporation (“Venus”)), a Cayman Islands exempted company, entered into the Business Combination and Merger Agreement dated June 10, 2021 (as amended on January 24, 2022, August 2, 2022, August 3, 2022 and August 10, 2022, the “Merger Agreement”), by and among WiMi Hologram Cloud Inc. (“WiMi” or the “Majority Shareholder”), Venus, Venus Merger Sub Corporation (“Venus Merger Sub”), a Cayman Islands exempted company incorporated for the purpose of effectuating the Business Combination, and VIYI Algorithm Inc. (“VIYI”), a Cayman Islands exempted company.

On December 9, 2022, the parties consummated the Business Combination. As a result, VIYI is now a wholly owned subsidiary of MicroAlgo Inc.

On December 23, 2022, Zheyi Hu and Xiaofei Han transferred 100% equity interest of Younike to Viwotong Tech. The aggregate purchase price was 0. As a result, Younike became wholly owned subsidiary of Viwotong Tech.

On March 27, 2023, Weidong established a fully owned subsidiary Shenzhen Weidong Technology Co., Ltd. (“SZ Weidong”) in Shenzhen.

The accompanying unaudited condensed consolidated financial statements reflect the activities of MicroAlgo and each of the following entities as of June 30, 2023:

Name	Background		Ownership
VIYI Algorithm Inc. (f/k/a VIYI Technology Inc.) (“VIYI”)	●	A Cayman Islands company Incorporated on September 24, 2020	100% owned by MicroAlgo

VIYI Technology Ltd. (“VIYI Ltd”)	●	A Hong Kong company	100% owned by VIYI
	●	Incorporated on October 9, 2020
	●	A holding company

Shenzhen Weiyixin Technology Co., Ltd. (“Shenzhen Weiyixin”or “VIYI WFOE”)	●	A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”)	100% owned by VIYI Ltd
	●	Incorporated on November 18, 2020
	●	A holding company

Shenzhen Yitian Internet Technology Co., Ltd. (“Shenzhen Yitian”)	●	A PRC limited liability company	100% owned by Beijing WiMi before December 24, 2020 VIE of Shenzhen Weiyixin starting on December 24, 2020. 100% owned by Shenzhen Weiyixin starting April 1, 2022
	●	Incorporated on March 08, 2011
	●	Primarily engages central processing algorithm in mobile games industry

Korgas 233 Technology Co., Ltd. (“Korgas 233”)	●	A PRC limited liability company	100% owned by Shanghai Guoyu
	●	Incorporated on September 15, 2017
	●	Primarily engages in central processing algorithm in mobile games industry

Shenzhen Qianhai Wangxin Technology Co., Ltd. (“Shenzhen Qianhai”)	●	A PRC limited liability company	100% owned by Shenzhen Yitian
	●	Incorporated on October 16, 2015
	●	Primarily engages in central processing algorithm in advertising industry

Shenzhen Yiyou Online Technology Co., Ltd. (“YY Online”)	●	A PRC limited liability company	100% owned by Weidong
	●	Incorporated on January 14, 2019
	●	Primarily engages in central processing algorithm in advertising industry

Weidong Technology Co., Ltd. (“Weidong”)	●	A PRC limited liability company	100% owned by Shenzhen Weiyixin
	●	Incorporated on October 28, 2020
	●	Primarily engages in central processing algorithm in advertising industry

Korgas Weidong Technology Co., Ltd. (“Korgas Weidong”)	●	A PRC limited liability company	100% owned by Shanghai Guoyu
	●	Incorporated on October 30, 2020
	●	Primarily engages in central processing algorithm in advertising industry

Fe-da Electronics Company Private Limited (“Fe-da Electronics”)	●	A Singapore company	Disposed in April 2023
	●	Incorporated on January 21, 2009
	●	Primarily engages in resale of intelligent chips and customization of central processing units

Excel Crest Limited (“Excel Crest”)	●	A Hong Kong company	Disposed in April 2023
	●	Incorporated on September 11, 2020
	●	Support the daily operations of Fe-da Electronics in Hong Kong

Shanghai Weimu Technology Co., Ltd. (“Shanghai Weimu”)	●	A PRC limited liability company	58% owned by Shenzhen Weiyixin
	●	Incorporated on November 30, 2020
	●	Engages in providing software support services

Wisdom Lab Inc. (“Wisdom Lab”)	●	A Cayman Islands company	Disposed in April 2023
	●	Incorporated on May 12, 2021
	●	Engages in software solution for intelligent chips

Viwo Technology Limited. (“Viwo Tech”)	●	A Hong Kong company	55% owned by VIYI Ltd
	●	Incorporated on April 15, 2021
	●	Engages in R&D and application of intelligent visual algorithm technology

Shenzhen Viwotong Technology Co., Ltd. (“Viwotong Tech”)	●	A PRC limited liability company	100% owned by Viwo Tech
	●	Incorporated on July 19, 2021

Shanghai Guoyu Information Technology Co., Ltd. (“Shanghai Guoyu”)	●	A PRC limited liability company	99% owned by Weidong, 1% owned by SZ Weidong
	●	Incorporated on March 18, 2019
	●	Engages in R&D and application of intelligent visual algorithm technology

Kashi Guoyu Information Technology Co., Ltd. (“Kashi Guoyu”)	●	A PRC limited liability company	100% owned by Shanghai Guoyu
	●	Incorporated on July 23, 2021
	●	Engages in R&D and application of intelligent visual algorithm technology

Guangzhou Tapuyu Internet Technology Co., Ltd. (“Tapuyu”)	●	A PRC limited liability company	100% owned by Viwotong Tech
	●	Incorporated on June 22, 2021
	●	Engages in central processing algorithm in advertising industry

ViZe Technology Limited (“ViZe”)	●	A Hong Kong company	Disposed in May 2023
	●	Incorporated on April 12, 2022

Shenzhen ViZeTong Technology Co., Ltd. (“ViZeTong”)	●	A PRC limited liability company	Disposed in May 2023
	●	Incorporated on August 15, 2022

Beijing Younike Information Technology Co., Ltd. (“Younike”)	●	A PRC limited liability company	100% owned by Viwotong Tech
	●	Incorporated on July 22, 2022
	●	Engages in central processing algorithm in advertising industry

Shenzhen Weidong Technology Co., Ltd. (“SZ Weidong”)	●	A PRC limited liability company	100% owned by Weidong
	●	Incorporated on March 27, 2023
	●	Primarily engages in central processing algorithm in advertising industry